BLACKROCK BALANCED CAPITAL V.I. FUND
OF BLACKROCK VARIABLE SERIES FUNDS, INC.
(the “Fund”)

SUPPLEMENT DATED DECEMBER 12, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective December 15, 2008, the Fund’s Statement of Additional Information is amended as set forth below.

All references to Kurt Schansinger as a portfolio manager of the Fund are deleted.

The section entitled “Investment Advisory and Other Service Arrangements” beginning on p. 44 is revised as set forth below.

The subsection entitled “Portfolio Manager Information — Other Funds and Accounts Managed” on p. 49 is revised to add the following information with respect to the Fund as of November 30, 2008:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts

Robert C. Doll	27 $13.9 Billion	14 $2.8 Billion	30 $1.86 Billion	0 $0	2 $148 Million	8 $1.17 Million
Daniel Hanson	27 $13.9 Billion	14 $2.8 Billion	30 $1.86 Billion	0 $0	2 $148 Million	8 $1.17 Million
Philip J. Green	17 $2.42 Billion	5 $529 Million	3 $469 Million	0 $0	0 $0	3 $469 Million

The subsection entitled “Fund Ownership” beginning on p. 51 is revised to add the following information with respect to the Fund:

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities of Fund Owned
Robert C. Doll	Balanced Capital V.I. Fund	None
Daniel Hanson	Balanced Capital V.I. Fund	None
Philip J. Green	Balanced Capital V.I. Fund	None

The subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — 1. Balanced Capital V.I. Fund (equity portfolio), Basic Value V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Value V.I. Fund, Utilities and Telecommunications V.I. Fund and Value Opportunities V.I. Fund” beginning on p. 53 is revised to add the following information with respect to the Fund:

Portfolio Manager	Fund Managed	Benchmarks Applicable to Each Manager
Robert C. Doll	BlackRock Balanced Capital V.I. Fund	Lipper Multi-Cap Core Funds classification for the Fund’s equityportion
Daniel Hanson	BlackRock Balanced Capital V.I. Fund	Lipper Multi-Cap Core Funds classification for the Fund’s equity portion
Philip J. Green	BlackRock Balanced Capital V.I. Fund	Lipper Mixed-Asset Target Allocation Growth Funds classification